Pension obligations (Schedule of detailed information about pension obligation) - (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Pension Obligations [Line Items]
Pension obligation - non-current	$ 3,262	$ 6,252
Pension obligations [Member]
Pension Obligations [Line Items]
Pension obligation - current	4,146	10,472
Pension obligation - non-current	3,262	6,252
Net liability	$ 7,408	$ 16,724